UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21860

Wegener Investment Trust

(Exact Name of Registrant as Specified in Charter)

5575 Vincent Gate Terrace, #1248

Alexandria, VA 22312

(Address of Principal Executive Offices)(Zip Code)

Steven M. Wegener

5575 Vincent Gate Terrace, #1248

Alexandria, VA 22312

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  (703) 282-9380

Date of fiscal year end: June 30

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Wegener Adaptive Growth Fund
	Schedule of Investments
	March 31, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 89.17%

Accident & Health Insurance - 0.42%
320	Reinsurance Group of America, Inc.	$ 16,806

Air Transportation, Scheduled - 0.75%
4,008	Pinnacle Airlines Corp. *	29,820

Aircraft Parts & Auxiliary Equipment - 1.39%
1,800	M&F Worldwide Corp. *	55,080

Apparel & Other Finished Prods of Fabrics & Similar Material - 0.29%
4,034	Ever-Glory International Group, Inc. *	11,416

Biological Products, (No Diagnostic Substances) - 0.25%
900	China Biologic Products, Inc. *	9,936

Bituminous Coal & Lignite Surface Mining - 2.90%
1,250	BHP Billiton PLC	85,538
1,450	Patriot Coal Corp. *	29,667
		115,205
Broadwoven Fabric Mills, Man Made Fabric & Silk - 1.77%
1,720	Hallwood Group, Inc. *	70,073

Chemicals & Allied Products - 0.81%
1,000	Inopec, Inc. *	11,360
1,050	Olin Corp.	20,601
		31,961
Commercial Banks, NEC - 0.42%
1,250	Banco Santander, S.A. (Spain) ADR	16,588

Computer Communications Equipment - 0.62%
800	Black Box Corp.	24,608

Computer Storage Devices - 1.18%
1,200	Western Digital Corp. *	46,788

Crude Petroleum & Natural Gas - 0.29%
200	Total SA ADR *	11,604

Cutlery, Handtools & General Hardware - 0.21%
1,000	Servotronics, Inc.	8,210

Drilling Oil & Gas Wells - 0.95%
1,300	Rowan Co. *	37,843

Electric Services - 0.94%
800	Constellation Energy Group, Inc. *	28,088
1,300	Edenor (Argentina) *	9,139
		37,227
Engines & Turbines - 0.88%
2,000	China Yuchai International Ltd.	35,100

Fabricated Rubber Products, NEC - 0.22%
2,371	CTI Industries Corp. *	8,536
3	Omnova Solutions, Inc. *	24
		8,560
Fats & Oils - 0.65%
890	Archer Daniels Midland Co.	25,721

Fire, Marine & Casualty Insurance - 3.00%
4,400	Amtrust Financial Services, Inc.	61,380
2,400	Homeowners Choice, Inc. *	15,600
1,500	Unitrin, Inc.	42,075
		119,055
Food & Kindred Products - 0.37%
500	Unilever Plc. (United Kingdom) ADR	14,640

Gen Building Contractors-Residential Buildings - 1.89%
1,400	Gafisa S.A. (Brazil) ADR *	19,236
14,000	Xinyuan Real Estate Co., Ltd. *	55,860
		75,096
Fuided Missiles & Space Vechicles - 0.18%
2,200	Astrotech Corp. *	7,062

Hospital & Medical Service Plan - 2.36%
150	Cigna Corp.	5,487
340	Humana, Inc. *	15,902
4,700	Universal American Corp. *	72,380
		93,769
Jewelry, Precious Metal - 0.66%
2,400	Fuqi International, Inc. (China) *	26,184

Meat Packing Plants - 0.48%
1,500	Zhongpin, Inc. (China) *	19,050

Medicinal Chemicals & Botanical Products - 0.79%
1,631	Cyanotech Corp. *	5,464
700	Nutraceutical International Corp. *	10,458
490	Usana Health Sciences, Inc. *	15,391
		31,313
Metal Mining - 0.60%
100	Rio Tinto Plc. (United Kingdom) ADR	23,673

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 0.90%
2,000	China-Biotics, Inc. (China) *	35,820

Miscellaneous Food Preparation - 0.08%
500	China Marine Food Group Ltd. *	3,073

Miscellaneous Transportation Equipment - 0.17%
1,000	Force Protection, Inc. *	6,622

Motor Vehicles & Passenger Car - 0.38%
2,000	Tongxin International Ltd. *	14,900

Newspapers: Publishing or Publishing & Printing - 4.14%
17,200	Lee Enterprises, Inc. *	58,308
21,600	McClatchy Co. *	106,056
		164,364
Oil & Gas Field Exploration Services - 0.17%
900	Provident Energy Trust	6,939

Oil & Gas Field Machinery & Equipment - 1.27%
950	Oil States International, Inc. *	43,073
2,800	WSP Holdings Ltd. (China) ADR *	7,476
		50,549
Oil & Gas Field Services, NEC - 0.86%
1,700	Cal Dive International, Inc. *	12,461
1,800	Willbros Group, Inc. *	21,618
		34,079
Oil Royalty Traders - 1.21%
2,900	Hugoton Royal Trust	47,966

Ophthalmic Goods - 0.77%
3,150	Shamir Optical Industry Ltd. (Israel) *	30,650

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.40%
600	Span American Medical Systems, Inc.	11,160
11,909	Winner Medical Group, Inc. (China) *	83,958
		95,118
Perfumes, Cosmetics & Other Toliet Preparations - 1.02%
6,951	CCA Industries, Inc.	40,316

Personal Credit Institutions - 4.06%
10,950	Advance America, Cash Advance Centers, Inc.	63,729
1,350	Nelnet, Inc. Class-A	25,056
2,000	World Acceptance Corp.	72,160
		160,945
Petroleum Refining - 0.26%
1,000	China Integrated Energy, Inc. *	10,480

Pharmaceutical Preparations - 8.81%
300	Astrazeneca Plc (United Kingdom) ADR	13,416
14,000	China Pharma Holdings, Inc. (China) *	46,620
3,600	China Sky One Medical, Inc. *	56,556
100	Endo Pharmaceutical Holdings, Inc. *	2,369
2,750	Hi Tech Pharmacal Co., Inc. *	60,885
4,500	Pharmaceutical Resources, Inc. *	111,600
15,850	Tianyin Pharmaceutical Co., Inc.	58,170
		349,616
Plastics Foam Products - 0.73%
2,800	UFP Technologies, Inc. *	28,952

Poultry Slaughtering & Processing - 0.54%
400	Sanders Farms, Inc. *	21,444

Printed Circuit Boards - 0.08%
600	IEC Electronics Corp. *	3,234

Radio & TV Broadcasting & Communications Equipment - 1.81%
20,767	Allen Telecom, Inc. *	71,854

Retail-Auto Dealers & Gasoline Stations - 2.27%
3,100	Autochina International Ltd. *	89,900

Retail-Eating Places - 0.66%
205	Cracker Barrel Old Country Store, Inc.	9,508
2,500	Flanigans Enterprises, Inc. *	16,500
		26,008
Retail-Miscellaneous Retal - 0.10%
200	Ezcorp, Inc. *	4,120

Retail-Variety Stores - 0.02%
100	Retail Ventures, Inc. *	951

Security Brokers, Dealers & Floatations Companies - 1.08%
2,400	Arlington Asset Investment Corp.	42,768

Semiconductors & Related Devices - 0.11%
800	GT Solar International, Inc. *	4,184

Services-Business Services, NEC - 0.15%
200	Telvent Git SA *	5,752

Services-Computer Integrated Systems Design - 0.33%
445	Synnex Corp. *	13,154

Services-Computer Programming - 0.34%
1,870	Computer Task Group, Inc. *	13,558

Services-Engineering Serives - 1.18%
1,141	VSE Corp.	46,964

Services-Equipment Rental & Leasing - 0.82%
1,700	Aerocentury Corp. *	32,725

Services-Management Consulting Services - 0.15%
1,400	Mastech Holdings, Inc. *	6,104

Services-Medical Laboratories - 0.57%
2,300	National Dentex Corp. *	22,540

Services-Miscellaneous Equipment - 0.48%
1,850	Babcock & Brown Air Ltd. (Ireland) ADR	19,129

Services-Offices & Clinics of Doctors of Medicine - 0.50%
4,500	Metropolitan Health Networks, Inc. *	14,535
800	Prospect Medical Holdings, Inc. *	5,400
		19,935
Services-Prepackaged Software - 0.41%
1,400	CDC Software Corp. *	16,072

Services-Skilled Nursing Care - 0.39%
2,250	Advocat, Inc.	15,277

Services-Social Services - 1.09%
2,850	Providence Service Corp. *	43,291

Services-Specialty Outpatient - 2.13%
4,650	Hanger Orthopedic Group, Inc. *	84,537

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.13%
15,500	Sutor Technology Group Ltd. *	44,950

Telephone & Telegraph Apparatus - 0.33%
3,000	Orsus Xelent Technologies, Inc. (China) *	1,440
5,000	Qiao Xing Communication Co. Ltd. (China) *	11,700
		13,140
Telephone Communciations - 1.20%
190	Brasil Telecom Participaceoes SA (Brazil) ADR *	1,609
1,665	Nippon Telegraph & Telephone Corp. (Japan) ADR *	34,998
8,000	Vocaltec Communications Ltd. *	10,880
		47,487
Water Supply - 1.56%
8,500	Cascal N.V. (United Kingdom) *	61,965

Wholesale-Computers & Peripheral Equipment & Software - 1.84%
350	Eplus, Inc. *	6,142
3,800	Ingram Micro, Inc. *	66,690
		72,832
Wholesale-Drugs, Proprietaries & Druggist Sundries - 3.16%
3,000	Amerisourcebergen Corp.	86,760
630	Cardinal Health, Inc.	22,699
240	Mckesson Corp.	15,772
		125,231
Wholesale-Electrical Apparatus - 4.57%
600	Anixter International, Inc. *	28,110
6,800	Bell Microproducts, Inc. *	47,260
4,451	Richardson Electronics Ltd.	35,385
3,000	Tessco Technologies, Inc.	70,530
		181,285
Wholesale-Farm Product Raw Material - 1.71%
4,000	Alliance One International, Inc. *	20,360
900	Universal Corp.	47,421
		67,781
Wholesale-Groceries & General Lines - 2.95%
500	Amcon Distributing Co.	29,792
2,850	Core-Mark Holding Co., Inc. *	87,239
		117,031
Wholesale-Industrial Machinery - 0.33%
1,950	CE Franklin Ltd. (Canada) *	13,240

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 0.85%
250	MWI Veterinary Supply, Inc. *	10,100
1,000	PSS World Medical, Inc. *	23,510
		33,610
Wholesale-Metals, Minerals (No Petroleum) - 1.00%
4,502	Puda Coal, Inc. (China) *	40,157

Wholesale-Petroleum & Petroleum Products - 0.8%
1,200	World Fuel Services Corp.	31,968

TOTAL FOR COMMON STOCKS (Cost $3,347,149) - 89.17%		3,536,955

REAL ESTATE INVESTMENT TRUSTS - 2.05%
2,540	American Capital Agency Corp.	$ 65,024
950	Annaly Capital Management, Inc.	16,321

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $82,357) - 2.05%		$ 81,345

LIMITED PARTNERSHIPS - 4.47%
1,450	Global Partners L.P. *	$ 32,422
3,100	Penn Virginia GP Holdings L.P.	56,699
750	Pioneer Southwest Energy Partners L.P.	17,565
1,030	Sunoco Logistics Partners L.P.	70,555

TOTAL FOR LIMITED PARTNERSHIPS (Cost $165,833) - 4.47%		$ 177,241

SHORT TERM INVESTMENTS - 8.04%
318,818	Fidelity Money Market Portfolio Class Select 0.18% ** (Cost $318,818)	318,818

TOTAL INVESTMENTS (Cost $3,914,157) - 103.72%		$ 4,114,359

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.72%)		(147,623)

NET ASSETS - 100.00%		$ 3,966,736

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2010.

Wegener Adaptive Growth Fund
Notes to Financial Statements
March 31, 2010 (Unaudited)

1. SECURITY TRANSACTIONS

At March 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,914,157 amounted to $200,203, which consisted of aggregate gross unrealized appreciation of $338,830 and aggregate gross unrealized depreciation of $138,627.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or if an event occurs after the close of trading on the domestic or foreign exchange or market in which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.  No securities were Fair Valued as of March 31, 2010.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$3,536,955	$0	$0	$3,536,955
Real Estate Investment Trusts	$81,345	$0	$0	$81,345
Limited Partnerships	$177,241	$0	$0	$177,241
Cash Equivalents	$318,818	$0	$0	$318,818
Total	$4,114,359	$0	$0	$4,114,359

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wegener Investment Trust

By /s/Steven M. Wegener

     Steven M. Wegener

     President and Treasurer

Date May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Steven M. Wegener

     Steven M. Wegener

     President and Treasurer

Date May 26, 2010